Note 9 - Leases	12 Months Ended
Mar. 31, 2015
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
9.	LEASES

The Company enters into, in the normal course of business, various leases for domestic and international backbone services, office premises, network operation centers and data communications and other equipment. Certain leases that meet one or more of the criteria set forth in the provision of ASC 840, “Leases” have been classified as capital leases and the others have been classified as operating leases.

A portion of the Company’s sales result from multi-year lease agreements, under which the Company leased some network equipment to customers. The leases are classified as sale-type leases which the Company accounts for in accordance with ASC 840.

Operating Leases—The Company has operating lease agreements with telecommunications carriers and others for the use of connectivity lines, including local access lines that customers use to connect to IIJ's network. The leases for domestic and international backbone connectivity are generally non-cancelable for a minimum one-year lease period. The Company also leases its office premises, for which refundable lease deposits are capitalized as guarantee deposits, certain office equipment under non-cancelable operating leases, and its network operation centers under non-cancelable operating leases which expire on various dates through the year 2021.

Refundable guarantee deposits as of March 31, 2014 and 2015 consist of the following:

	Thousands of Yen
	2014	2015

Head office*	¥666,480	¥2,187,901
Sales and subsidiaries offices	554,610	547,549
Others	43,445	64,751

Total refundable guarantee deposits	¥1,264,535	¥2,800,201

*Guarantee deposits―current related to the former head office in the amount of ¥1,462,223 thousand was excluded from the table above as of March 31, 2014.

Lease expenses related to backbone lines for the years ended March 31, 2013, 2014 and 2015 amounted to ¥3,535,213 thousand, ¥3,763,803 thousand and ¥3,743,576 thousand, respectively. Lease expenses for local access lines for the years ended March 31, 2013, 2014 and 2015, which are mainly attributable to Internet connectivity services and WAN services, amounted to ¥22,464,593 thousand, ¥22,602,364 thousand and ¥21,967,587 thousand, respectively. Other lease expenses for the years ended March 31, 2013, 2014 and 2015 amounted to ¥5,978,985 thousand, ¥6,513,184 thousand and ¥6,988,368 thousand, respectively.

The Company has subleased a part of its office premises. Lease expenses mentioned above have been reduced by sublease revenues totaling ¥29,160 thousand, ¥24,082 thousand and ¥29,521 thousand for the years ended March 31, 2013, 2014 and 2015, respectively.

Capital Leases—The Company conducts its connectivity and other services by using data communications and other equipment leased under capital lease arrangements.

The Company sold ATM and data communications equipment procured from third party vendors, which amounted to ¥534,479 thousand and ¥799,232 thousand, to the leasing companies for the years ended March 31, 2014 and 2015, respectively, and concurrently entered into capital lease arrangements to lease the equipment back, which resulted in total lease payments of ¥585,610 thousand due by February 2019 and ¥819,680 thousand due by March 2020, related to the lease contracts made in the years ended March 31, 2014 and 2015, respectively.

The fair values of the assets upon execution of the capital lease arrangements and accumulated depreciation amounted to ¥22,868,800 thousand and ¥14,795,972 thousand, respectively, at March 31, 2014 and ¥24,271,434 thousand and ¥16,614,912 thousand, respectively, at March 31, 2015.

Lessee Future Minimum Lease Payments—As of March 31, 2015, future lease payments under non-cancelable operating leases, including the aforementioned non-cancelable connectivity lease agreements and capital leases were as follows:

	Thousands of Yen
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2016	¥390,720	¥3,119,351	¥3,656,304
2017	390,720	3,264,243	2,356,415
2018	193,610	700,711	1,334,395
2019		116,649	641,375
2020		111,880	129,148
2021 and thereafter		308,681	31

Total minimum lease payments	¥975,050	¥7,621,515	8,117,668

Less amounts representing interest			(255,134)

Present value of net minimum capital lease payments			7,862,534
Less current portion			(3,522,113)

Noncurrent portion			¥4,340,421

Sales-Type Leases—The components of the net investment in sales-type leases as of March 31, 2014 and 2015 were as follows:

	Thousands of Yen
	2014	2015

Year ending March 31:
2016		¥715,357
2017		348,041
2018		254,580
2019		147,406
2020		23,272

Total minimum lease payments to be received*	¥1,434,815	1,488,656
Estimated residual value of leased property (unguaranteed)	-	-
Less unearned income	(22,364)	(24,278)
Net investment in sales-type leases	1,412,451	1,464,378
Less current portion	(659,677)	(702,219)
Non-current net investment in sales-type leases	¥752,774	¥762,159

*Estimated executory costs, including profit thereon, of ¥268,598 thousand and ¥345,698 thousand were excluded from total minimum lease payments to be received as of March 31, 2014 and 2015, respectively.